UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

	AllianceBernstein Cap Fund, Inc.
	1345 Avenue of the Americas
	New York, NY 10105


2.	The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

Fund name:
AllianceBernstein U.S. Strategic Research Portfolio
AllianceBernstein International Discovery Equity Portfolio
AllianceBernstein International Focus 40 Portfolio
AllianceBernstein Select U.S. Equity

3.	Investment Company Act File Number:
811-01716
Securities Act File Number :
002-29901


4(a).	Last Day of Fiscal Year for which
this Form is filed: June 30, 2012

4(b).Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during
the fiscal year pursuant to section 24 (f): $30,787,107
(ii)	Aggregate sale price of securities redeemed or
repurchased during the fiscal year: $9,800,410

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

(iv)	Total available redemption credits
[add Items 5(ii) and 5(iii)]: $9,800,410

(v)	Net Sales: $20,986,697

(vi)	Redemption credits available for use in
future years:
$-

(vii)	Multiplier for determining
registration fee: x 0.0001146

(viii)	Registration Fee Due:
=$2,405.08 "

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $-

If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years,
then state that number here: $-

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:+$-

8. Total amount of the registration fee
due plus any interest due [line 5(viii)
plus line 7]:
$2,405.08

9. Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:

Method of Delivery:
		x	Wire Transfer

			Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: September 13, 2012

*  Please print or type the name and
title of the signing officer below the
signature.